Bank Loans and Notes Payable	12 Months Ended
Dec. 31, 2023
Bank Loans and Notes Payable [Abstract]
Bank Loans and Notes Payable	Bank Loans and Notes Payable

		As of December 31, (1)
													Carrying		Fair		Carrying
													Value at		Value at		Value at
(in millions of Mexican pesos)	2024		2025		2026		2027		2028		2029 and Thereafter		December 31, 2023		December 31, 2023		December 31, 2022
Short-term debt:
Fixed-rate debt:
Euros
Bank loans	Ps.	15	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15	Ps.	15		—
Interest rate		2.6%		—%		—%		—%		—%		—%		2.6%		—		—%
Argentine pesos
Bank loans		72		—		—		—		—		—		72		72	Ps.	—
Interest rate		130.0%		—%		—%		—%		—%		—%		130.0%		—%		—%
Chilean pesos
Bank loans		633		—		—		—		—		—		633		633		1,072
Interest rate		9.6%		—%		—%		—%		—%		—%		9.6%		—		12.3%
Variable-rate debt:
Mexican pesos
Bank loans		979		—		—		—		—		—		979		978		790
Interest rate		13.3%		—%		—%		—%		—%		—%		13.3%		—		12.5%
Chilean pesos
Bank loans		754		—		—		—		—		—		754		754		—
Interest rate		9.2%		—%		—%		—%		—%		—		9.2%				—%
Total short-term debt	Ps.	2,453	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,453	Ps.	2,452	Ps.	1,862

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2023		Fair Value at December 31, 2023		Carrying Value at December 31, 2022⁽¹⁾
											2029 and Thereafter
(in millions of Mexican pesos)	2024		2025		2026		2027		2028
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	9,064	Ps.	—	Ps.	5,473	Ps.	4,451	Ps.	18,988	Ps.	18,088	Ps.	24,563
Interest rate		—%		—%		2.6%		—%		0.5%		1.0%		1.6%		—		0.8%
Promissory notes		616		—		—		168		—		280		1,064		1,064		2,448
Interest rate		1.1%		—%		—%		2.1%		—%		2.4%		1.3%		—		1.4%
Swiss franc		—
Promissory notes		463		—		—		—		—		—		463		463		482
Interest rate		0.8%		—%		—%		—%		—%		—%		0.8%		—		0.8%
U.S. dollars
Yankee bond (2)		—		—		—		—		—		36,352		36,352		33,719		41,429
Interest rate		—%		—%		—%		—%		—%		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2023)		—		—		—		—		—		—		—		—		5,808
Interest rate (1)		—%		—%		—%		—%		—%		—%		—%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		7,121		7,121		6,379		13,405
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		26,162		26,162		19,917		48,170
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		1,968		115		—		—		—		—		2,083		2,083		2,320
Interest rate		3.6%		6.7%		—%		—%		—%		—%		3.8%		—		5.1%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,434		8,434		8,678		8,436
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		—		—		8,495		9,960		5,491		23,946		22,439		31,438
Interest rate		—%		—		—		7.9%		7.4%		10.0%		8.1%		—		7.5%
Bank loans		184		24		91		194		151		—		644		644		429
Interest rate		11.0%		8.7%		9.5%		12.0%		12.8%		—%		11.4%		—		10.0%
Brazilian reais
Bank loans		21		—		—		—		—		—		21		21		56
Interest rate		6.9%		—%		—%		—%		—%		—%		6.9%		—		7.0%
Chilean pesos
Bank loans		27		—		—		—		—		—		27		27		317
Interest rate		9.3%		—%		—%		—%		—%		—%		9.3%		—		1.2%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		976
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		6.3%
Subtotal	Ps.	3,279	Ps.	139	Ps.	9,155	Ps.	8,857	Ps.	15,584	Ps.	88,291	Ps.	125,305	Ps.	113,522	Ps.	180,277

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2023		Fair Value at December 31, 2023		Carrying Value at December 31, 2022⁽¹⁾
											2029 and Thereafter
(in millions of Mexican pesos)	2024		2025		2026		2027		2028
Variable-rate debt:
Euro
Promissory notes	Ps.	1,700	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,700	Ps.	1,700	Ps.	2,560
Interest rate		4.8%		—%		—%		—%		—%		—%		4.8%		—		1.1%
Swiss franc
Promissory notes		603		—		—		—		—		—		603		603		691
Interest rate		2.1%		—%		—%		—%		—%		—%		2.1%		—		0.8%
Mexican pesos
(CEBUR MXN L22)		—		—		—		826		—		—		826		832		827
Interest rate (1)		—%		—%		—%		11.6%		—%		—%		11.6%		—		10.9%
Domestic senior notes		—		1,728		2,925		—		—		—		4,653		4,650		4,650
Interest rate (1)		—%		11.6%		11.6%		—%		—%		—%		11.6%		—		10.4%
Bank Loans		410		10		—		434		416		—		1,270		1,270		542
Interest rate (1)		12.8%		13.7%		—%		13.6%		12.7%		—%		13.0%		—		12.9%
Brazilian reais
Bank loans		6		6		2		—		—		—		14		14		28
Interest rate		8.8%		8.9%		8.9%		—%		—%		—%		8.9%		—		9.8%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		33
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		5.9%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		271
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		4.9%
Subtotal	Ps.	2,719	Ps.	1,744	Ps.	2,927	Ps.	1,260	Ps.	416	Ps.	—	Ps.	9,066	Ps.	9,069	Ps.	9,602
Total long-term debt	Ps.	5,998	Ps.	1,883	Ps.	12,082	Ps.	10,117	Ps.	16,000	Ps.	88,291	Ps.	134,371	Ps.	122,591	Ps.	189,879
Current portion of long-term debt														(5,998)				(16,479)
													Ps.	136,824			Ps.	191,741

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During 2022, the Company applied hedging to a portion of the Senior Notes of US$ 705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2023, the Company recognized a loss of Ps. 371 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

											2029 and	Total		Total
Hedging Derivative Financial Instruments (1)	2024		2025		2026		2027		2028		Thereafter	2023		2022
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3) (4)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	6,031	Ps.	6,031	Ps.	15,082
Interest pay rate		—%		—		—		—		—	56.1%		56.1%		7.4%
Interest receive rate		—%		—		—		—		—	3.6%		3.6%		3.9%
Fixed to fixed		—		—		—		—		—	10,000		10,000		11,743
Interest pay rate		—%		—		—		—		—	8.9%		8.9%		8.8%
Interest receive rate		—%		—		—		—		—	3.5%		3.5%		3.5%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		9.4%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		—		—		6,009	4,931		10,940		22,130
Interest pay rate		—		—		—		—		1.7%	2.1%		1.9%		2.4%
Interest receive rate		—		—		—		—		0.5%	1.0%		0.7%		3.5%
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		4,223		1,689	—		5,912		6,777
Interest pay rate		—		—		—		12.4%		2.8%	—		11.6%		11.5%
Interest receive rate		—		—		—		2.1%		2.8%	—		2.3%		2.1%
Fixed to fixed		8,109		—		—		—		—	—		8,109		9,294
Interest pay rate		8.0%		—		—		—		—	—		8.0%		11.5%
Interest receive rate		2.8%		—		—		—		—	—		2.8%		3.2%
Colombian pesos
Fixed to fixed		—		—		—		—		987	—		987		1,476
Interest pay rate		—%		—		—		—		6.3%	—		6.3%		6.8%
Interest receive rate		—%		—		—		—		2.8%	—		2.8%		2.6%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	8,447		8,447		9,681
Interest pay rate		—		—		—		—		—	5.7%		5.7%		5.0%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		—%
Variable to a fixed rate:		1,943		—		—		—		—	—		1,943		2,905
Interest pay rate		3.6%		—%		—		—		—	—		3.6%		4.1%
Interest receive rate		1.9%		—%		—		—		—	—		1.9%		1.9%
Variable to fixed rate (3):
Interest pay rate		—		—		—		—		—	—		—		7.2%
Interest receive rate		—		—		—		—		—	—		—		7.0%
Total		10,052		—		—		4,223		8,685	29,409		52,369		79,088

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.6,031, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)Interest rate swaps with a notional amount of Ps.8,447 that receive a variable rate of 7.0% and pay a fixed rate of 7.2%; joined with a cross-currency swaps, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.4% and pay a variable rate of 9.4%.

(4)In 2023, the Company had an unwind of part of its cross currency swaps related with the debt prepayment.
For the years ended December 31, 2023, 2022 and 2021, the interest expense is comprised as follows:

	2023		2022 (Revised)		2021 (Revised)
Interest on debts and borrowings	Ps.	8,555	Ps.	8,129	Ps.	9,356
Interest expense charges for employee benefits (Note 17.4)		590		553		476
Derivative instruments		(1,891)		1,795		1,970
Finance operating charges		821		(413)		(290)
Interest expense for leases liabilities (Note 12)		6,841		5,789		5,118
	Ps.	14,916	Ps.	15,853	Ps.	16,630

For the years ended December 31, 2023, 2022 and 2021, the interest income is comprised as follows:

	2023		2022 (Revised)		2021 (Revised)
Tender Offer gain	Ps.	6,961	Ps.	—	Ps.	—
Interest on investments		9,566		3,782		1,465
Finance operating products		514		—		—
Others		568		(13)		23
	Ps.	17,609	Ps.	3,769	Ps.	1,488

On May 7, 2013, the Company issued long-term debt on the NYSE (Yankee Bond) in the amount of U.S. $1,000, which was made up of senior notes of U.S. $300 with a maturity of 10 years and a fixed interest rate of 2.875%; and senior notes of U.S. $700 with a maturity of 30 years and a fixed interest rate of 4.375%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $147 related to this Yankee Bond, with a settlement price of U.S. $130, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 346. Then, in May 2023, the Company paid the senior notes of U.S. $300 which became to maturity. Finally, in November 2023, the Company made an additional tender offer for a principal amount of U.S. $127 related to the same senior notes.

On March 14, 2016, the Company issued long-term debt on the Irish Stock Exchange (“ISE”) in the amount of €.1,000, which was made up of senior notes with a maturity of 7 years, a fixed interest rate of 1.75%, and a spread of 155 basis points over the relevant benchmark mid-swap, for a total yield of 1.824%. The Company designated this non-derivative financial liability as a hedge on the net investment in Heineken. These senior notes were prepaid in May 2021, with a settlement price of €. 1,042, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement. As a result of this transaction, the net investment hedge was discontinued without any effects in the consolidated income statement. For the year ended December 31, 2021, up to the prepayment date, a foreign exchange gain, net of tax, had been recognized as part of the exchange differences on translation of foreign operations within the cumulative other comprehensive income of Ps. 232.

On January 16, 2020, the Company issued U.S. $1,500 3.500% Senior Unsecured Notes at an annual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap to its US-denominated SEC-registered Senior Unsecured Notes due 2050 and issued U.S. $300 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 with an implied yield to maturity of 3.577%. In June 2020, the Company issued U.S. $700 3.500% Senior Unsecured Notes due 2050 with an implicit weighted performance of 3.358%. In March 2023, the Company made a tender offer in international markets for a principal amount of U.S. $943 related with these senior notes, with a settlement price of U.S. $715, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 4,199.

The Company has designated a portion of these non-derivative financial liabilities as a hedge on the net investment. During 2023, the Company divested its investments in JRD and Envoy; as a result of these transactions, the net investment hedge was discontinued, recycling the effects of Envoy’s hedge in the consolidated income statements, which amount to a gain of Ps. 3,910; while in the case of JRD’s hedge, it remained in other comprehensive income, as this investment was classified as FVOCI, which amount to a gain of Ps. 1,188.
In April 2021, the Company issued €. 500 and €. 700 in debt certificates at a fixed rate of 1.0%, maturing in 2033 and 0.5% maturing in 2028, respectively. In March 2023, the Company made a tender offer in international markets for a principal amount of €404 in debt securities maturing in 2028 and €259 in debt securities maturing in 2033, with a settlement price of €347 for maturing in 2028 and €197 for maturing in 2033, which includes accrued expenses. The difference between the settlement price and the book value of the debt at the date of prepayment was recognized in the consolidated income statement, representing a gain of Ps. 2,416.

On May 21, 2021, this non-derivative financial liability was designated as a hedge of the net investment in Heineken. During 2023, the Company divested its investment in Heineken. Therefore, the net investment hedge was discontinued, recycling the effects of Heineken’s hedge in the consolidated income statements, which amount to a gain of Ps. 5,763 (See Note 4.3.1).

In November 2022, the Company issued Ps. 8,446 and Ps. 827 in debt certificates at a fixed rate of 9.65%, maturing in 2032 and a floating rate of TIIE28 + 0.10%, maturing in 2027, respectively. The bond’s interest rate depends on the Company achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2027 and 2032), the interest rate on the will increase by 25 basis points. As of December 31, 2023 the Company continues monitoring and expects to meet these key performance indicators. In accordance with the terms of the Bonds, they are linked to FEMSA's Sustainability-Linked Bond Framework, the which was adopted and published by the Company in relation to the issuance of the Sustainability-Linked Bond denominated in Euros issued in 2021 in the international capital market, for €700 in senior notes maturing in 2028, and €500 in senior notes maturing in 2033.
In February 2023, as part of Heineken Offering shares, the Company issued debt on the Frankfurt Stock Exchange (FWB) in the amount of EUR 500 million which was made up of senior unsecured Exchangeable Bonds (EB) due 2026; with a fixed interest rate of 2.625% per annum payable annually. The aggregate principal amount of the EB will be repayable with Heineken Holding N.V. shares or cash, considering an initial exchange price of EUR 95.625, being a premium of 27.5%, to EUR 75.00, being the clearing price of each share. As of the issuance date, the initial exchange option shall be comprised of 5,228,758 shares. See Note 14.2.
Coca-Cola FEMSA has the following bonds:

a)registered with the Mexican stock exchange:
i)   Ps. 8,500 (nominal value) with a maturity in 2027 and a fixed interest rate of 7.87%; ii) Ps. 1,727 (nominal value) with a maturity date in 2025 and a floating interest rate of Equilibrium Interbank Interest Rate ("TIIE") + 0.08%; iii) Ps. 3,000 (nominal amount) with a maturity date in 2028 and fixed interest rate of 7.35%, iv) Ps. 6,965 (nominal amount) on a Sustainability-Linked Bond ("SLB") with a maturity date in 2028 and fixed rate of 7.36%, and v) Ps. 2,435 (nominal amount) on an SLB with a maturity date in 2026 and floating rate of TIIE + 0.05%, vi) Ps.5,500 (nominal amount) with a maturity date in 2029 and a fixed rate of 9.95%, vii) Ps.$500 (nominal amount) with a maturity date in 2026 and a floating rate of TIIE + 0.05%.

b)registered with the New York Stock Exchange:
i)    Senior notes of U.S. $1,041 with a fixed interest rate of 2.75% and maturity on January 22, 2030; ii) Senior notes of US. $ 705 with interest at a fixed rate of 1.85% and maturity date on September 1, 2032 and iii) Senior notes of US. $ 489 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043.

The Senior Notes are guaranteed by Coca-Cola FEMSA subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., and Yoli de Acapulco, S. de R.L. de C.V. (the “Guarantors”).
During the third quarter of 2021, Coca-Cola FEMSA issued the first SLB in the Mexican market for a total of Ps. 9,400 in the modality of communicating vessels with maturities in 2025 and 2026 and with those resources prepaid bilateral loans denominated in Mexican pesos of: i) Ps. 3,760 with a maturity date of February 2025 and ii) Ps. 5,640 with an expiration date of August 2026. The bond’s interest rate depends on us achieving key performance indicators, and in the event that such indicators are not met by the dates established in the offering documents, (2024 and 2026), the interest rate on the bonds will increase by 25 basis points. As of December 31, 2023 Coca-Cola FEMSA continues monitoring and expects to meet these key performance indicators.

During the fourth quarter of 2022, Coca-Cola FEMSA repurchased a portion of the following notes registered with the SEC i) Senior notes of US. $ 209 with maturity date on January 2030, and ii) Senior notes of US. $111 with maturity date on November 2043, representing a net savings of Ps. 408 (nominal amounts). The amounts shown on the first paragraph already consider these repurchases.

Additionally during 2022, Coca-Cola FEMSA issued a social and sustainable bond in the Mexican Market on a dual-tranche transaction for an amount of Ps. 6,000.

During the second quarter of 2023, the Company paid on the maturity date May,12,2023 a Certificado Bursátil for i) Ps. 7,500 (nominal value) and a fixed interest rate of 5.46%.

Additionally, during 2023, the Company obtained bank loans in Argentina for Ps. 73.

The Company has financing from different institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net equity and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company complied with all restrictions and covenants contained in its financing agreements.
19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Business		New leases		Exchange		Others (1)
					Acquisitions / Disposal				Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total financing activities	Ps.	285,058	Ps.	(48,354)	Ps.	51	Ps.	20,698	Ps.	(18,107)	Ps.	(6,449)	Ps.	232,897

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2022		Cash Flows (2)		Non-cash effects								December 31, 2022
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	7,580	Ps.	(415)	Ps.	6,181	Ps.	—	Ps.	(78)	Ps.	(375)	Ps.	12,893
Notes payable		183,005		6,718		—		—		(8,957)		(1,919)		178,848
Total liabilities from financing activities		190,585		6,303		6,181		—		(9,034)		(2,294)		191,741
Lease liabilities		62,355		(15,108)		21,933		10,686		(356)		13,807		93,317
Total financing activities	Ps.	252,940	Ps.	(8,805)	Ps.	28,114	Ps.	10,686	Ps.	(9,390)	Ps.	11,513	Ps.	285,058

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 5,973 from continuing operations and Ps. 330 from discontinued operations.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2021		Cash Flows (2)		Non-cash effects								December 31, 2021
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	19,430	Ps.	(11,015)	Ps.	—	Ps.	—	Ps.	(939)	Ps.	104	Ps.	7,580
Notes payable		169,235		12,156		—		—		1,614		—		183,005
Total liabilities from financing activities		188,665		1,141		—		—		675		104		190,585
Lease liabilities		58,308		(12,325)		1,540		7,871		(798)		7,759		62,355
Total liabilities from financing activities		246,973		(11,184)		1,540		7,871		(123)		7,863		252,940

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 1,146 from continuing operations and Ps. (5) from discontinued operations.